LEASES (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right of use assets	€ 1,957
Right of use assets	2,010	€ 1,957
Accumulated depreciation	1,958
Accumulated depreciation Additions	52	1,958
Accumulated depreciation Derecognitions
Accumulated depreciation	2,010	1,958
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use assets	2,200
Additions	288	2,200
Derecognitions
Right of use assets	2,488	2,200
Accumulated depreciation	(242)
Accumulated depreciation Additions	(236) [1]	(242)
Accumulated depreciation Derecognitions
Accumulated depreciation	(478)	(242)
Total Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use assets	2,200
Additions	288	2,200
Derecognitions
Right of use assets	2,488	2,200
Accumulated depreciation	(242)
Accumulated depreciation Derecognitions
Accumulated depreciation	€ (478)	€ (242)

[1]	The difference between the depreciation expense disclosed in Note 4 and Note 11 arises from using different FX rates: period-end rates or balance sheet and average rates for income statement.